Annual Total Returns [BarChart] - International Fund - Fund Shares	Oct. 01, 2021
Bar Chart Table:
2011	(9.81%)
2012	22.07%
2013	18.02%
2014	(5.09%)
2015	0.55%
2016	1.75%
2017	28.10%
2018	(14.05%)
2019	22.80%
2020	3.27%